Note 9 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) $ in Thousands	Dec. 31, 2023 USD ($)
2024	$ 61,092
2025	59,808
2026	58,134
2027	54,730
2028	$ 51,969